Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2023 and 2024:
March 31, 2023

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥197,041	¥0	¥23,192	¥173,849
Trading debt securities	2,179	0	2,179	0
Available-for-sale debt securities:	2,234,608	4,334	1,986,672	243,602
Japanese and foreign government bond securities*2	801,295	3,004	798,291	0
Japanese prefectural and foreign municipal bond securities	369,246	0	365,915	3,331
Corporate debt securities*3	784,388	1,330	778,321	4,737
CMBS and RMBS in the Americas	43,173	0	43,173	0
Other asset-backed securities and debt securities	236,506	0	972	235,534
Equity securities*4*5	381,747	105,646	133,027	143,074
Derivative assets:	72,398	203	65,377	6,818
Interest rate swap agreements	22,798	0	22,798	0
Options held/written and other	30,487	0	23,669	6,818
Futures, foreign exchange contracts	17,785	203	17,582	0
Foreign currency swap agreements	1,325	0	1,325	0
Credit derivatives held	3	0	3	0
Netting*6	(22,052)	0	0	0
Net derivative assets	50,346	0	0	0
Other assets:	4,676	0	0	4,676
Reinsurance recoverables*7	4,676	0	0	4,676

Total	¥2,892,649	¥110,183	¥2,210,447	¥572,019

Liabilities:
Derivative liabilities:	¥71,366	¥1,484	¥55,240	¥14,642
Interest rate swap agreements	3,319	0	3,319	0
Options held/written and other	28,423	0	13,781	14,642
Futures, foreign exchange contracts	37,195	1,484	35,711	0
Foreign currency swap agreements	2,426	0	2,426	0
Credit derivatives written	3	0	3	0
Netting*6	(22,052)	0	0	0
Net derivative Liabilities	49,314	0	0	0
Policy Liabilities and Policy Account Balances:	163,734	0	0	163,734
Variable annuity and variable life insurance contracts*8	163,734	0	0	163,734

Total	¥235,100	¥1,484	¥55,240	¥178,376

March 31, 2024

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥129,959	¥0	¥33,393	¥96,566
Available-for-sale debt securities:	2,665,478	11,491	2,334,690	319,297
Japanese and foreign government bond securities*2	1,034,914	4,303	1,030,611	0
Japanese prefectural and foreign municipal bond securities	401,465	0	390,543	10,922
Corporate debt securities*3	844,579	7,188	831,805	5,586
CMBS and RMBS in the Americas	87,740	0	80,575	7,165
Other asset-backed securities and debt securities	296,780	0	1,156	295,624
Equity securities*4*5	415,607	108,964	143,786	162,857
Derivative assets:	72,986	52	66,433	6,501
Interest rate swap agreements	18,995	0	18,995	0
Options held/written and other	15,349	0	8,848	6,501
Futures, foreign exchange contracts	38,172	52	38,120	0
Foreign currency swap agreements	470	0	470	0
Netting*6	(47,496)	0	0	0
Net derivative assets	25,490	0	0	0
Other assets:	2,786	0	0	2,786
Reinsurance recoverables*7	2,786	0	0	2,786

Total	¥3,286,816	¥120,507	¥2,578,302	¥588,007

Liabilities:
Derivative liabilities:	¥95,686	¥607	¥90,862	¥4,217
Interest rate swap agreements	3,728	0	3,728	0
Options held/written and other	14,394	0	10,177	4,217
Futures, foreign exchange contracts	70,997	607	70,390	0
Foreign currency swap agreements	6,563	0	6,563	0
Credit derivatives written	4	0	4	0
Netting*6	(47,496)	0	0	0
Net derivative Liabilities	48,190	0	0	0
Policy Liabilities and Policy Account Balances:	167,207	0	0	167,207
Variable annuity and variable life insurance contracts*8	167,207	0	0	167,207
Accounts Payable	14,136	0	0	14,136
Contingent Consideration	14,136	0	0	14,136

Total	¥277,029	¥607	¥90,862	¥185,560

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥2,982 million, ¥2,429 million and a gain
of
¥428 million from the change in the fair value of the loans for fiscal 2022, 2023 and 2024, respectively. No gains or losses were recognized in earnings during fiscal 2022, 2023 and 2024 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2023, were ¥199,674 million and ¥197,041 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥2,633 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2024, were ¥130,554 million and ¥129,959 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥595 million. As of March 31, 2023 and 2024, there were no loans that are 90 days or more past due or, in non-accrual status.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥51 million, losses
of ¥11 million and ¥6 million from the change in the fair value of those investments for fiscal 2022, 2023 and 2024, respectively. The amount of aggregate fair value elected the fair value option were ¥237 million and ¥1,000 million as of March 31, 2023 and 2024, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥365 million and ¥516 million, a gain
of ¥399 million from the change in the fair value of those investments for fiscal 2022, 2023 and 2024, respectively. The amounts of aggregate fair value elected the fair value option were ¥6,605 million and ¥7,751 million as of March 31, 2023 and 2024, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥1,199 million, ¥1,066 million and ¥3,269 million from the change in the fair value of those investments for fiscal 2022, 2023 and 2024, respectively. The amounts of aggregate fair value elected the fair value option were ¥18,544 million and ¥26,945 million as of March 31, 2023 and 2024, respectively.

*5	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥51,263 million and ¥85,280 million as of March 31, 2023 and 2024, respectively.
*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥4,676 million and ¥2,786 million as of March 31, 2023 and 2024, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2022, 2023 and 2024, see Note 23 “
Income and Expenses Relating to
Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥163,734 million and ¥167,207 million as of March 31, 2023 and 2024, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2022, 2023 and 2024, see Note 23 “
Income and Expenses Relating to
Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in fiscal 2022, 2023 and 2024:
2022

	Millions of yen
	Balance at April 1, 2021	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2022*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2022*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale debt securities	¥133,457	¥7,041	¥6,941	¥13,982	¥51,644	¥(9,465)	¥(48,558)	¥0	¥141,060	¥2,445	¥7,116
Japanese prefectural and foreign municipal bond securities	2,761	0	292	292	0	0	0	0	3,053	0	291
Corporate debt securities	1,021	0	(1)	(1)	0	0	(323)	0	697	0	(1)
Other asset-backed securities and debt securities	129,675	7,041	6,650	13,691	51,644	(9,465)	(48,235)	0	137,310	2,445	6,826
Equity securities	91,410	16,350	8,779	25,129	24,606	(26,795)	(768)	(610)	112,972	4,555	8,743
Investment funds , and others	91,410	16,350	8,779	25,129	24,606	(26,795)	(768)	(610)	112,972	4,555	8,743
Derivative assets and liabilities (net)	13,790	(18,340)	778	(17,562)	0	0	0	0	(3,772)	(18,340)	778
Options held/written and other	13,790	(18,340)	778	(17,562)	0	0	0	0	(3,772)	(18,340)	778
Other asset	6,297	(2,146)	0	(2,146)	1,835	0	(772)	0	5,214	(2,146)	0
Reinsurance recoverables*5	6,297	(2,146)	0	(2,146)	1,835	0	(772)	0	5,214	(2,146)	0
Policy Liabilities and Policy Account Balances	266,422	(1,743)	(467)	(2,210)	0	0	(69,727)	0	198,905	(1,743)	(467)
Variable annuity and variable life insurance contracts *6	266,422	(1,743)	(467)	(2,210)	0	0	(69,727)	0	198,905	(1,743)	(467)

2023

	Millions of yen
	Balance at April 1, 2022	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2023	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2023*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2023*2
		Included in earnings *1	Included in other comprehensive income*2	Total
Loans held for sale	¥0	¥18	¥1,095	¥1,113	¥2,457	¥(5,776)	¥0	¥176,055	¥173,849	¥18	¥1,095
Available-for-sale debt securities	141,060	3,788	1,238	5,026	116,175	(9,100)	(9,559)	0	243,602	3,458	1,713
Japanese prefectural and foreign municipal bond securities	3,053	0	278	278	0	0	0	0	3,331	0	278
Corporate debt securities	697	89	(1)	88	5,922	(1,554)	(416)	0	4,737	(16)	(0)
Other asset-backed securities and debt securities	137,310	3,699	961	4,660	110,253	(7,546)	(9,143)	0	235,534	3,474	1,435
Equity securities	112,972	22,823	9,647	32,470	7,191	(7,223)	(2,336)	0	143,074	22,113	9,514
Investment funds, and others	112,972	22,823	9,647	32,470	7,191	(7,223)	(2,336)	0	143,074	22,113	9,514
Derivative assets and liabilities (net)	(3,772)	(2,845)	(1,207)	(4,052)	0	0	0	0	(7,824)	(2,845)	(1,207)
Options held/written and other	(3,772)	(2,845)	(1,207)	(4,052)	0	0	0	0	(7,824)	(2,845)	(1,207)
Other asset	5,214	(1,286)	0	(1,286)	1,153	0	(405)	0	4,676	(1,286)	0
Reinsurance recoverables*5	5,214	(1,286)	0	(1,286)	1,153	0	(405)	0	4,676	(1,286)	0
Policy Liabilities and Policy Account Balances	198,905	6,343	74	6,417	0	0	(28,754)	0	163,734	6,343	74
Variable annuity and variable life insurance contracts*6	198,905	6,343	74	6,417	0	0	(28,754)	0	163,734	6,343	74
2024

	Millions of yen
	Balance at April 1, 2023	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2024	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2024*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2024*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥173,849	¥566	¥18,937	¥19,503	¥4,467	¥(66,078)	¥(35,175)	¥0	¥96,566	¥0	¥18,937
Available-for-sale debt securities	243,602	13,906	17,117	31,023	68,295	(15,041)	(15,400)	6,818	319,297	12,918	18,018
Japanese prefectural and foreign municipal bond securities	3,331	(75)	866	791	0	0	(18)	6,818	10,922	(75)	809
Corporate debt securities	4,737	974	1	975	14	0	(140)	0	5,586	608	1
CMBS and RMBS in the Americas	0	0	286	286	6,879	0	0	0	7,165	0	282
Other asset-backed securities and debt securities	235,534	13,007	15,964	28,971	61,402	(15,041)	(15,242)	0	295,624	12,385	16,926
Equity securities	143,074	(841)	18,617	17,776	4,675	(495)	(2,173)	0	162,857	(1,097)	18,617
Investment funds, and others	143,074	(841)	18,617	17,776	4,675	(495)	(2,173)	0	162,857	(1,097)	18,617
Derivative assets and liabilities (net)	(7,824)	10,595	(487)	10,108	0	0	0	0	2,284	10,595	(487)
Options held/written and other	(7,824)	10,595	(487)	10,108	0	0	0	0	2,284	10,595	(487)
Other asset	4,676	(2,711)	0	(2,711)	971	0	(150)	0	2,786	(2,711)	0
Reinsurance recoverables*5	4,676	(2,711)	0	(2,711)	971	0	(150)	0	2,786	(2,711)	0
Policy Liabilities and Policy Account Balances	163,734	(30,205)	(265)	(30,470)	0	0	(26,997)	0	167,207	(30,205)	(265)
Variable annuity and variable life insurance contracts*6	163,734	(30,205)	(265)	(30,470)	0	0	(26,997)	0	167,207	(30,205)	(265)
Accounts Payable:	12,576	(47)	(1,513)	(1,560)	0	0	0	0	14,136	(47)	(1,513)
Contingent Consideration	12,576	(47)	(1,513)	(1,560)	0	0	0	0	14,136	(47)	(1,513)

*1
Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized
 gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments”.

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during fiscal 202
3
and 202
4
. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
2023

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥1,139	¥0	¥1,139	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,970	0	0	5,970
Investment in operating leases, property under facility operations, office facilities and other assets	4,568	0	31	4,537
Certain equity securities	11,794	0	11,794	0
Certain equity method investments	4,013	3,587	0	426

	¥27,484	¥3,587	¥12,964	¥10,933

2024

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥1,706	¥0	¥1,706	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,535	0	261	5,274
Investment in operating leases and property under facility operations	1,205	0	0	1,205
Certain equity securities	18,484	0	18,484	0
Certain equity method investments	461	0	0	461

	¥27,391	¥0	¥20,451	¥6,940

Information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2023 and 2024.

	March 31, 2023
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Loans held for sale	¥173,849	Discounted cash flows	Discount rate	8.0% – 10.0%
				(9.0%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	3,331	Appraisals/Broker quotes	—	—
Corporate debt securities	280	Discounted cash flows	Discount rate	0.4%
				(0.4%)
	4,457	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	29,165	Discounted cash flows	Discount rate	0.2% – 51.2%
				(8.9%)
			Probability of default	1.9%
				(1.9%)
	206,369	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds , and others	120,744	Discounted cash flows	WACC	11.9% – 26.4%
				(17.2%)
			EV/Terminal EBITDA multiple	7.5x-12.0x
				(9.5x)
		Market multiples	EV/Last twelve months EBITDA multiple	5.5x – 8.7x
				(7.9x)
			EV/Forward EBITDA multiple	4.9x – 8.9x
				(7.6x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5x-14.5x
				(10.0x)
	19,819	Appraisals/Broker quotes	—	—
	2,511	Discounted cash flows	Discount rate	8.0% – 12.0%
				(10.0%)
Derivative assets:
Options held/written and other	6,818	Discounted cash flows	Discount rate	12.0% – 32.0%
				(14.4%)
Other assets:
Reinsurance recoverables	4,676	Discounted cash flows	Discount rate	(0.4)% – 1.5%
				(0.4%)
			Mortality rate	0.0% – 100.0%
				(2.6%)
			Lapse rate	1.5% – 14.0%
				(5.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥572,019

Liabilities:
Derivative liabilities:
Options held/written and other	¥14,603	Discounted cash flows	Discount rate	12.0% – 32.0%
				(14.4%)
	39	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	163,734	Discounted cash flows	Discount rate	(0.4)% – 1.5%
				(0.4%)
			Mortality rate	0.0% – 100.0%
				(2.1%)
			Lapse rate	1.5% – 30.0%
				(5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(68.8%)

Total	¥178,376

	March 31, 2024
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Loans held for sale	¥96,566	Discounted cash flows	Discount rate	7.7% – 13.0%
				(10.0%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	7,145	Discounted cash flows	Discount rate	4.9% – 10.5%
				(5.8%)
	3,777	Appraisals/Broker quotes	—	—
Corporate debt securities	140	Discounted cash flows	Discount rate	0.4%
				(0.4%)
	5,446	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	7,165	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	28,391	Discounted cash flows	Discount rate	0.3% – 51.2%
				(6.7%)
			Probability of default	1.9%
				(1.9%)
	267,233	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds , and others	131,907	Discounted cash flows	WACC	12.8% – 26.4%
				(17.2%)
			EV/Terminal EBITDA multiple	7.5x - 12.0x
				( 9.5x )
		Market multiples	EV/Last twelve months EBITDA multiple	8.1x -9.5x
				(8.8 x)
			EV/Forward EBITDA multiple	6.8x-9.6x
				(8.2x)
			EV/Precedent transaction last twelve months EBITDA multiple	8.0x-13.0x
				(9.9x)
	24,668	Appraisals/Broker quotes	—	—
	6,282	Discounted cash flows	Discount rate	8.0% – 12.0%
				(10.3%)
Derivative assets:
Options held/written and other	6,501	Discounted cash flows	Discount rate	12.0% – 33.0%
				(14.6%)
Other assets:
Reinsurance recoverables	2,786	Discounted cash flows	Discount rate	(0.1)% – 1.6%
				(0.5%)
			Mortality rate	0.0% – 100.0%
				(2.9%)
			Lapse rate	1.5% – 14.0%
				(4.8%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥588,007

Liabilities:
Derivative liabilities:
Options held/written and other	¥4,198	Discounted cash flows	Discount rate	12.0% – 33.0%
				(14.6%)
	19	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	167,207	Discounted cash flows	Discount rate	(0.1)% – 1.6%
				(0.5%)
			Mortality rate	0.0% – 100.0%
				(2.1%)
			Lapse rate	1.5% – 30.0%
				(5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(66.7%)

Accounts Payable:
Contingent Consideration	14,136	Discounted cash flows	EV/Terminal EBITDA multiple	15.0x
				( 15.0x )

Total	¥185,560

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during fiscal 2023 and 2024.

	2023
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,351	Direct capitalization	Capitalization rate	4.7% – 6.6%
				(5.5%)
	4,619	Appraisals	—	—
Investment in operating leases, property under facility operations, office facilities and other assets	3,257	Discounted cash flows	Discount rate	0.5% – 5.8%
				(4.9%)
	1,280	Appraisals	—	—
Certain equity method investments	23	Discounted cash flows	Discount rate	3.7%
				(3.7%)
	403	Appraisals	—	—

	¥10,933

	2024
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥892	Direct capitalization	Capitalization rate	4.6% – 6.3%
				(5.3%)
	4,382	Appraisals	—	—
Investment in operating leases and property under facility operations	337	Discounted cash flows	Discount rate	0.0% – 13.0%
				(3.6%)
	868	Appraisals	—	—
Certain equity method investments	461	Market multiples	EV/EBITDA multiple	3 x- 6 x
				( 4.5 x)

	¥6,940